North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.2%
	COMMUNICATION SERVICES - 14.2%
	Entertainment - 1.9%
831	Activision Blizzard, Inc.	$79,452
339	Netflix Inc.*	182,670
		262,122
	Interactive Media & Services - 11.6%
160	Alphabet Inc. - Class A*	323,505
259	Alphabet Inc. - Class C*	527,547
2,432	Facebook, Inc. - Class A*	626,532
1,995	Pinterest, Inc. - Class A*	160,757
		1,638,341
	Media - 0.7%
159	Charter Communications, Inc. - Class A*	97,534

	TOTAL COMMUNICATION SERVICES	1,997,997

	CONSUMER DISCRETIONARY - 11.6%
	Internet & Direct Marketing Retail - 7.8%
964	Alibaba Group Holding Ltd. - ADR*[1]	229,201
280	Amazon.com, Inc.*	866,020
		1,095,221
	Leisure Products - 0.8%
1,650	YETI Holdings, Inc.*	113,471

	Specialty Retail - 2.0%
2,505	Ross Stores, Inc.	292,183

	Textiles, Apparel & Luxury Goods - 1.0%
1,748	VF Corp.	138,319

	TOTAL CONSUMER DISCRETIONARY	1,639,194

	CONSUMER STAPLES - 2.9%
	Food & Staples Retailing - 2.3%
990	Costco Wholesale Corp.	327,690

	Personal Products - 0.6%
1,436	Unilever PLC - ADR[1]	74,758

	TOTAL CONSUMER STAPLES	402,448

	FINANCIALS - 2.3%
	Capital Markets - 1.7%
2,149	Intercontinental Exchange, Inc.	237,056

	Insurance - 0.6%
704	Marsh & McLennan Cos, Inc.	81,115

	TOTAL FINANCIALS	318,171

	HEALTH CARE - 13.8%
	Biotechnology - 1.6%
739	Alexion Pharmaceuticals, Inc.*	112,882
477	Incyte Corp.*	37,521
375	Vertex Pharmaceuticals, Inc.*	79,706
		230,109
	Health Care Equipment & Supplies - 4.8%
1,186	Abbott Laboratories	142,059
1,289	Danaher Corp.	283,155
990	Edwards Lifesciences Corp.*	82,269
687	Stryker Corp.	166,728
		674,211
	Health Care Providers & Services - 3.0%
606	LHC Group, Inc.*	110,116
941	UnitedHealth Group Inc.	312,619
		422,735
	Health Care Technology - 0.8%
500	Inspire Medical Systems, Inc.*	116,395

	Life Sciences Tools & Services - 0.5%
1,287	NeoGenomics, Inc.*	65,598

	Pharmaceuticals - 3.1%
2,142	Bristol-Myers Squibb Co.	131,369
1,486	Eli Lilly and Co.	304,467
		435,836
	TOTAL HEALTH CARE	1,944,884

	INDUSTRIALS - 3.0%
	Aerospace & Defense - 1.2%
286	TransDigm Group, Inc.*	164,927

	Industrial Conglomerates - 0.8%
306	Roper Technologies, Inc.	115,552

	Professional Services - 1.0%
866	Verisk Analytics, Inc.	141,894

	TOTAL INDUSTRIALS	422,373

	INFORMATION TECHNOLOGY - 43.7%
	IT Services - 10.3%
1,138	EPAM Systems, Inc.*	425,168
794	Fidelity National Information Services, Inc.	109,572
811	Mastercard Inc. - Class A	286,972
1,066	PayPal Holdings, Inc.*	277,000
1,668	Visa Inc. - Class A	354,267
		1,452,979
	Semiconductors & Semiconductor Equipment - 5.1%
277	Broadcom Inc.	130,154
504	KLA Corp.	156,860
471	NVIDIA Corp.	258,381
1,260	QUALCOMM, Inc.	171,600
		716,995
	Software - 16.7%
469	Adobe, Inc.*	215,585
394	ANSYS, Inc.*	134,350
919	Five9, Inc.*	170,236
909	Fortinet, Inc.*	153,485
352	Intuit, Inc.	137,329
5,115	Microsoft Corp.	1,188,624
1,021	salesforce.com, Inc.*	221,047
251	ServiceNow, Inc.*	133,898
		2,354,554
	Technology Hardware, Storage & Peripherals - 11.6%
13,413	Apple Inc.	1,626,460

	TOTAL INFORMATION TECHNOLOGY	6,150,988

	MATERIALS - 1.7%
	Chemicals - 1.7%
1,163	Ecolab Inc.	243,486

	TOTAL MATERIALS	243,486

	TOTAL COMMON STOCKS
	(Cost $6,520,388)	13,119,541

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.8%
181	Equinix, Inc.	117,350
	TOTAL REIT
	(Cost $96,150)	117,350

	SHORT-TERM INVESTMENT - 6.1%
862,772	First American Treasury Obligations Fund - Class X, 0.03%[2]	862,772
	TOTAL SHORT-TERM INVESTMENT
	(Cost $862,772)	862,772

	TOTAL INVESTMENTS - 100.1%
	(Cost $7,479,310)	14,099,663
	Liabilities in Excess of Other Assets - (0.1)%	(16,113)
	TOTAL NET ASSETS - 100.0%	$14,083,550

ADR - American Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge All Cap Growth Fund
SUMMARY OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	43.7%
Communication Services	14.2%
Health Care	13.8%
Consumer Discretionary	11.6%
Industrials	3.0%
Consumer Staples	2.9%
Financials	2.3%
Materials	1.7%
Total Common Stocks	93.2%
REIT	0.8%
Short-Term Investment	6.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

North Square Oak Ridge All Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,119,541	$-	$-	$13,119,541
REIT[1]	117,350	-	-	117,350
Short-Term Investment	862,772	-	-	862,772
Total	$14,099,663	$-	$-	$14,099,663

For a detailed break-out of common stocks by major sector and industry classification, please refer to the Schedule of Investments.

[1]	All common stocks and REITs held in the Fund are Level 1 securities.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.